Equity Awards - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance	6,250,000
Equity award expense	$ 2,676,000	$ 2,420,000	$ 1,667,000
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	2,400,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized	2 years 2 months 12 days
Legacy Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Annual vesting rate	20.00%
Non-employee director stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	vest upon grant
Expiration period	10 years
Officer and management non-qualified time - based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	one to three years from the date of grant
Expiration period	7 years
Officer and management performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.’s calculation of Adjusted EBITDA
Expiration period	7 years
Increase in fair value of award from plan modification	100,000
Restricted stock award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period over which unearned share-based compensation cost is expected to be recognized	1 year 7 months 6 days
Granted	320,414	158,057	90,445
Weighted-average grant date fair value	$ 1.20	$ 5.70	$ 3.01
Unrecognized compensation cost	$ 500,000
Vesting period		3 years	3 years